Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net income / (loss)	$ 370,510	$ 159,972
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	19,280	4,682
Less:
Reclassification adjustments of interest rate swap gain/(loss)	(633)	998
Other comprehensive income / (loss)	18,647	5,680
Total comprehensive income / (loss)	$ 389,157	$ 165,652